OMB APPROVAL OMB Number: 3235-0570 Expires: January 31, 2014 Estimated average burden Hours per responses: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

2000 N. Classen Blvd.
Oklahoma City, Oklahoma  73106

 (Address of principal executive offices)  (Zip code)

Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen Blvd.
Oklahoma City, Oklahoma  73106

(Name and address of agent for service)

Registrant’s telephone number, including area code:  405.523.5200

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use this information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:                      Annual Report to Shareholders

Annual Report
December 31, 2012

December 31, 2012

Dear Participant:

Following 2011 – with the tsunami and the Arab Spring – 2012 seemed somewhat placid.  Of course, 2012 in the US was focused intently on politics, as we prepared for the Presidential election.  Following the election, the so-called fiscal cliff seemed somewhat anticlimactic.

For the year, the US stock market turned in a good performance – with returns in the double-digit range.  The US economy continued to recover in a slow, but steady manner.  Unemployment continued to come down.  The housing market turned up in the second half of the year – in a meaningful way.  Autos and manufacturing were also positive.

The Dual Strategy Fund persists with its equal commitment to the value and growth styles of large capitalization stock investing.  This structure grows out of the market’s history of rewarding those two approaches over time.

Sincerely,

David R. Carpenter, President
American Fidelity Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Financial Statements

December 31, 2012

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Fidelity Dual Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Fidelity Dual Strategy Fund, Inc. (the Fund), including the schedule of portfolio investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Fidelity Dual Strategy Fund, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Oklahoma City, Oklahoma
February 11, 2013

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
December 31, 2012
Assets
Investments, at fair value (cost $146,398,856)	$170,061,088
Accrued interest and dividends	149,609
Accounts receivable for securities sold	3,207,890
Accounts receivable for shares redeemed	9,294
Total assets	173,427,881
Liabilities
Accounts payable for securities purchased	3,139,775
Accounts payable for shares purchased	735
Total liabilities	3,140,510
Net assets	$170,287,371
Composition of net assets:
Net capital paid in on shares of capital stock	$141,279,824
Undistributed net investment income	2,329,260
Accumulated net realized gains	3,016,055
Unrealized appreciation on investments	23,662,232
Net assets (equivalent to $11.60 per share based on
14,684,843 shares of capital stock outstanding)	$170,287,371
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Year ended December 31, 2012
Investment income:
Income:
Dividends (net of foreign taxes paid of $47,670)	$3,124,148
Interest	17,482
3,141,630
Expenses:
Investment advisory fees	847,326
Net investment income	2,294,304
Realized gains on investments:
Proceeds from sales	118,993,700
Cost of securities sold	106,155,147
Net realized gains on investments	12,838,553
Unrealized appreciation on investments, end of year	23,662,232
Unrealized appreciation on investments, beginning of year	13,503,017
Change in unrealized appreciation on investments	10,159,215
Net increase in net assets resulting from operations	$25,292,072
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Years ended December 31, 2012 and 2011
	2012	2011
Increase (decrease) in net assets from operations:
Net investment income	$2,294,304	1,827,595
Net realized gains on investments	12,838,553	11,163,399
Change in unrealized appreciation (depreciation) on investments	10,159,215	(12,657,592)
Increase in net assets resulting from operations	25,292,072	333,402
Distributions to shareholders:
Investment income	(1,800,000)	(1,600,000)
Total distributions to shareholders	(1,800,000)	(1,600,000)
Changes from capital stock transactions	(10,470,775)	(7,582,132)
Increase (decrease) in net assets	13,021,297	(8,848,730)
Net assets, beginning of year	157,266,074	166,114,804
Net assets, end of year	$170,287,371	157,266,074
Undistributed net investment income	$2,329,260	1,834,956
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
Year ended December 31
	2012	2011	2010	2009	2008
Per share data (1):
Net investment income	$0.15	0.12	0.10	0.11	0.14
Net realized and unrealized gains (losses) from securities	1.49	(0.11)	1.52	1.65	(4.88)
	1.64	0.01	1.62	1.76	(4.74)
Distributions – investment income	(0.12)	(0.10)	(0.12)	(0.13)	(0.16)
Distributions – capital gains	—	—	—	—	(0.27)
Net increase (decrease) in net asset unit value	1.52	(0.09)	1.50	1.63	(5.17)
Net asset unit value, beginning of period	10.08	10.17	8.67	7.04	12.21
Net asset unit value, end of period	$11.60	10.08	10.17	8.67	7.04
Net assets outstanding, end of period	$170,287,371	157,266,074	166,114,804	147,268,249	119,218,457
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.36	1.09	1.11	1.46	1.39
Portfolio turnover rate	66.24	69.91	102.34	135.04	84.35
Total return (2)	16.38	0.06	18.73	25.01	(38.60)
(1) Per share calculations were performed using the average shares outstanding method.
(2) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2012
	Shares or	Fair value
	principal		Percentage
	amount	Amount	of net assets
Common stock:
Amusement and recreation services:
The Walt Disney Company	12,235	$609,181	0.36%
		609,181	0.36
Apparel and accessory stores:
American Eagle Outfitters, Inc.	17,800	365,078	0.21
Foot Locker, Inc.	34,018	1,092,658	0.64
Michael Kors Holdings Limited * **	5,870	299,546	0.18
Nordstrom, Inc.	7,720	413,020	0.24
Ross Stores, Inc.	14,346	776,836	0.46
The Gap, Inc.	20,550	637,872	0.37
The TJX Companies, Inc.	26,741	1,135,155	0.67
		4,720,165	2.77
Apparel and other finished products:
PVH Corp.	3,500	388,535	0.23
V.F. Corporation	3,900	588,783	0.35
		977,318	0.57
Auto dealers, gas stations:
Autozone, Inc. *	3,214	1,139,138	0.67
O’Reilly Automotive, Inc. *	11,515	1,029,671	0.60
		2,168,809	1.27
Building construction-general contractors:
Lennar Corporation	9,500	367,365	0.22
PulteGroup, Inc. *	22,300	404,968	0.24
		772,333	0.45
Building materials and garden supplies:
Lowe’s Companies, Inc.	30,700	1,090,464	0.64
The Home Depot, Inc.	24,718	1,528,808	0.90
		2,619,272	1.54
Business services:
Accenture plc **	31,669	2,105,989	1.24
Alliance Data Systems Corporation *	4,500	651,420	0.38
Aspen Technology, Inc. *	15,540	429,526	0.25
Automatic Data Processing, Inc.	10,760	613,428	0.36
CA, Inc.	29,000	637,420	0.37
eBay Inc. *	15,610	796,422	0.47
Equifax Inc.	15,151	819,972	0.48
Google Inc. *	1,035	734,198	0.43
International Business Machines Corporation	25,831	4,947,928	2.91
Intuit Inc.	32,504	1,933,988	1.14
Microsoft Corporation	64,149	1,714,703	1.01
Moody’s Corporation	7,300	367,336	0.22
Oracle Corporation	54,111	1,802,979	1.06
Red Hat, Inc. *	9,820	520,067	0.31
Salesforce.com, Inc. *	5,744	965,566	0.57
SAP AG **	7,600	610,888	0.36
Solarwinds, Inc *	12,740	668,213	0.39
Symantec Corporation *	43,966	827,000	0.49
Synopsys, Inc. *	25,297	805,457	0.47
The Ultimate Software Group, Inc *	4,310	406,907	0.24
Tyco International, Ltd. **	10,030	293,378	0.17
Visa Inc.	6,640	1,006,491	0.59
VMware Inc. *	2,235	210,403	0.12
		23,869,679	14.02

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2012
Shares or	Fair value
principal		Percentage
amount	Amount	of net assets
Chemicals and allied products:
Abbott Laboratories	53,060	$3,475,430	2.04%
Agrium Inc. **	1,200	119,892	0.07
Air Products & Chemicals, Inc.	1,500	126,030	0.07
Amgen Inc.	5,300	457,496	0.27
Bristol-Myers Squibb Company	14,400	469,296	0.28
Celanese Corporation	2,685	119,563	0.07
Celgene Corporation *	13,907	1,094,759	0.64
CF Industries Holdings, Inc.	600	121,896	0.07
Colgate-Palmolive Company	7,020	733,871	0.43
E.I. du Pont de Nemours and Company	2,600	116,922	0.07
Eastman Chemical Company	1,900	129,295	0.08
Ecolab Inc.	2,415	173,639	0.10
Eli Lilly and Company	9,300	458,676	0.27
FMC Corporation	4,135	241,980	0.14
Gilead Sciences, Inc. *	10,305	756,902	0.44
Johnson & Johnson	42,800	3,000,280	1.76
Merck & Co., Inc.	55,600	2,276,264	1.34
Monsanto Company	8,667	820,332	0.48
Mylan Inc. *	29,319	805,686	0.47
Novo Nordisk A/S **	3,505	572,051	0.34
Pfizer Inc.	19,400	486,552	0.29
PPG Industries, Inc.	6,799	920,245	0.54
Praxair, Inc.	3,960	433,422	0.25
Sanofi-Aventis **	10,900	516,442	0.30
The Dow Chemical Company	3,800	122,816	0.07
		18,549,737	10.89
Communications:
AT&T Inc.	11,970	403,509	0.24
CBS Corporation	46,967	1,787,094	1.05
Discovery Communications, Inc. *	12,389	786,454	0.46
Level 3 Communications, Inc. *	47,266	1,092,317	0.64
Scripps Networks Interactive, Inc.	13,182	763,501	0.45
Time Warner Cable Inc.	8,634	839,138	0.49
		5,672,013	3.33
Depository institutions:
Capital One Financial Corporation	20,150	1,167,290	0.69
Fifth Third Bancorp	20,800	315,952	0.19
JPMorgan Chase & Co.	8,200	360,554	0.21
KeyCorp	36,700	309,014	0.18
Regions Financial Corporation	49,200	350,304	0.21
SunTrust Banks, Inc.	11,500	326,025	0.19
U.S. Bancorp	44,100	1,408,554	0.83
Wells Fargo & Company	18,780	641,900	0.38
		4,879,593	2.87
Durable goods, wholesale:
Reliance Steel & Aluminum Co.	2,200	136,620	0.08
W.W. Grainger, Inc.	2,810	568,660	0.33
		705,280	0.41
Eating and drinking places:
Starbucks Corporation	17,365	931,111	0.55
		931,111	0.55

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2012
Shares or	Fair value
principal		Percentage
amount	Amount	of net assets
Electric, gas, and sanitary services:
Ameren Corporation	7,600	$233,472	0.14%
American Electric Power Company, Inc.	5,400	230,472	0.14
DTE Energy Company	3,800	228,190	0.13
Edison International	5,200	234,988	0.14
Entergy Corporation	3,300	210,375	0.12
FirstEnergy Corp.	5,200	217,152	0.13
NRG Energy, Inc.	10,500	241,395	0.14
NV Energy, Inc.	12,800	232,192	0.14
Pinnacle West Capital Corporation	4,100	209,018	0.12
Public Service Enterprise Group Incorporated	7,000	214,200	0.13
Stericycle, Inc. *	8,175	762,482	0.45
Teco Energy, Inc.	12,400	207,824	0.12
The Williams Companies, Inc.	15,660	512,708	0.30
		3,734,468	2.19
Electronic and other electric equipment:
Ametek, inc	22,177	833,190	0.49
Amphenol Corporation	9,400	608,180	0.36
Broadcom Corporation	20,909	694,388	0.41
General Electric Company	47,385	994,611	0.58
Intel Corporation	27,883	575,226	0.34
Molex Incorporated	85,900	1,917,288	1.13
Qualcomm Incorporated	33,126	2,054,475	1.21
		7,677,358	4.51
Engineering, accounting, research, management and relation services:
ABB Ltd **	19,400	403,326	0.24
Covance Inc. *	7,675	443,385	0.26
		846,711	0.50
Fabricated metal products:
Ball Corporation	2,800	125,300	0.07
Parker-Hannifin Corporation	4,550	387,023	0.23
Valmomt Industries, Inc.	1,450	197,998	0.12
		710,321	0.42
Food and kindred products:
Anheuser-Busch InBev SA/NV **	13,650	1,193,147	0.70
Archer-Daniels-Midland Company	4,300	117,777	0.07
Bunge Limited **	1,700	123,573	0.07
Diageo plc **	6,535	761,850	0.45
Dr Pepper Snapple Group, Inc.	10,500	463,890	0.27
H.J. Heinz Company	7,455	430,004	0.25
Ingredion Incorporated	1,800	115,974	0.07
The Coca-Cola Company	18,809	681,826	0.40
The Hain Celestial Group, Inc *	6,740	365,443	0.21
		4,253,484	2.50
Food stores:
Safeway Inc.	26,800	484,812	0.28
Whole Foods Market, Inc.	5,465	499,118	0.29
		983,930	0.58
General merchandise:
Costco Wholesale Corporation	6,955	686,945	0.40
Dillard’s, Inc.	4,400	368,588	0.22
Macy’s, Inc.	19,685	768,109	0.45
		1,823,642	1.07
Heavy construction, non-building:
Fluor Corporation	28,700	1,685,838	0.99
KBR, Inc.	13,700	409,904	0.24
		2,095,742	1.23
Holding and other investment offices:
Brookfield Asset Management Inc. **	56,350	2,065,228	1.21
		2,065,228	1.21

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2012
Shares or	Fair value
principal		Percentage
amount	Amount	of net assets
Home furniture and equipment:
Bed Bath & Beyond Inc. *	40,478	$2,263,125	1.33%
		2,263,125	1.33
Hotels, other lodging places:
Wyndham Worldwide Corporation	7,100	377,791	0.22
		377,791	0.22
Industrial machinery and equipment:
Apple Computer, Inc.	6,105	3,254,148	1.91
Caterpillar Inc.	3,560	318,905	0.19
Cisco Systems, Inc.	39,214	770,555	0.45
Cummins Engine, Inc.	6,580	712,943	0.42
Dover Corporation	31,400	2,063,294	1.21
Eaton Corporation **	7,300	395,660	0.23
EMC Corporation *	50,449	1,276,360	0.75
F5 Network, Inc. *	6,475	629,046	0.37
Fortinet, Inc. *	24,835	523,273	0.31
NetApp, Inc. *	24,222	812,648	0.48
Pitney Bowes, Inc.	33,000	351,120	0.21
Teradata Corporation *	25,581	1,583,208	0.93
The Timken Company	8,300	396,989	0.23
Western Digital Corporation	17,374	738,221	0.43
		13,826,370	8.12
Instruments and related products:
3M Company	4,100	380,685	0.22
Agilent Technologies, Inc.	18,280	748,383	0.44
Baxter International Inc.	30,750	2,049,795	1.20
C.R. Bard, Inc.	7,637	746,440	0.44
Danaher Corporation	26,356	1,473,300	0.87
KLA-Tencor Corporation	15,580	744,101	0.44
Medtronic, Inc.	18,756	769,371	0.45
Northrop Grumman Corporation	9,600	648,768	0.38
Raytheon Company	11,000	633,160	0.37
Roper Industries, Inc.	13,748	1,532,627	0.90
Stryker Corporation	13,791	756,023	0.44
The Cooper Companies, Inc.	8,296	767,214	0.45
Waters Corporation *	4,200	365,904	0.21
Zimmer Holdings, Inc.	7,600	506,616	0.30
		12,122,387	7.12
Insurance carriers:
Ace LTD. **	9,495	757,701	0.44
Aetna Inc.	10,800	500,040	0.29
Assurant, Inc.	9,500	329,650	0.19
Axis Capital Holdings Limited **	59,450	2,059,348	1.21
Berkshire Hathaway Inc. *	22,950	2,058,615	1.21
Lincoln National Corporation	13,000	336,700	0.20
Metlife Capital Trust, Inc.	9,100	299,754	0.18
Principal Financial Group, Inc.	12,200	347,944	0.20
Prudential Financial, Inc.	5,900	314,647	0.18
RenaissanceRe Holdings Ltd. **	21,550	1,751,153	1.03
The Chubb Corporation	4,500	338,940	0.20
The Hartford Financial Services Group, Inc.	14,900	334,356	0.20
The Travelers Companies, Inc.	5,000	359,100	0.21
UnitedHealth Group Incorporated	21,992	1,192,846	0.70
Unum Group	15,900	331,038	0.19
		11,311,832	6.64
Leather and leather products:
Coach, Inc.	12,176	675,890	0.40
		675,890	0.40

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2012
Shares or	Fair value
principal		Percentage
amount	Amount	of net assets
Lumber and wood products:
Leucadia National Corporation	86,200	$2,050,698	1.20%
		2,050,698	1.20
Metal mining:
Cliffs Natural Resources Inc.	3,400	131,104	0.08
		131,104	0.08
Mining, quarry nonmetal minerals:
Teck Resources Limited **	3,400	123,590	0.07
		123,590	0.07
Miscellaneous manufacturing industries:
Mattel, Inc.	10,400	380,848	0.22
		380,848	0.22
Miscellaneous retail:
CVS Caremark Corp	23,688	1,145,315	0.67
IAC/InteractiveCorp	7,900	373,670	0.22
PetSmart, Inc.	15,718	1,074,168	0.63
		2,593,153	1.52
Nondepository institutions:
American Express Company	14,933	858,349	0.50
Discover Financial Services	8,200	316,110	0.19
SLM Corporation	19,500	334,035	0.20
		1,508,494	0.89
Nondurable goods-wholesale:
Amerisource Bergen Corporation	30,995	1,338,364	0.79
Cardinal Health, Inc.	12,300	506,514	0.30
McKesson Corporation	13,038	1,264,164	0.74
United Natural Foods, Inc. *	7,815	418,806	0.25
		3,527,848	2.07
Oil and Gas Extraction:
Apache Corporation	3,800	298,300	0.18
Cabot Oil & Gas Corporation	3,925	195,230	0.11
Diamond Offshore Drilling, Inc.	4,600	312,616	0.18
Encana Corporation **	98,350	1,943,396	1.14
Eni S.p.A **	6,100	299,754	0.18
Helmerich & Payne, Inc.	5,600	313,656	0.18
Nabors Industries Ltd. * **	21,300	307,785	0.18
Noble Corporation **	59,000	2,054,380	1.21
Occidental Petroleum Corporation	3,500	268,135	0.16
Pioneer Natural Resources Company	1,665	177,472	0.10
Royal Dutch Shell PLC **	4,100	282,695	0.17
Schlumberger N.V. (Schlumberger Limited) **	41,270	2,859,598	1.68
Talisman Energy Inc. **	26,600	301,378	0.18
Transocean LTD. **	6,400	285,760	0.17
		9,900,155	5.81
Paper and allied products:
International Paper Company	3,400	135,456	0.08
Kimberly Clark Corporation	5,700	481,251	0.28
		616,707	0.36

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2012
	Shares or	Fair value
	principal		Percentage
	amount	Amount	of net assets
Petroleum refining and related industries:
BP PLC-Spons ADR **	7,300	$303,972	0.18%
Chevron Corporation	2,792	301,927	0.18
ConocoPhillips	5,500	318,945	0.19
Exxon Mobil Corporation	3,400	294,270	0.17
Total SA **	6,100	317,261	0.19
Valero Energy Corporation	8,800	300,256	0.18
		1,836,631	1.08
Railroad transportation:
Union Pacific Corporation	9,240	1,161,653	0.68
		1,161,653	0.68
Real estate:
PICO Holdings, Inc. *	83,800	1,698,626	1.00
		1,698,626	1.00
Rubber and miscellaneous plastic products:
Armstrong World Industries, Inc.	5,285	268,108	0.16
Nike, Inc. – Class B	12,410	640,356	0.38
		908,464	0.53
Security and commodity brokers:
Ameriprise Financial, Inc.	5,300	331,939	0.20
Blackrock, Inc.	4,258	880,171	0.52
Franklin Resources, Inc.	9,258	1,163,731	0.68
The Goldman Sachs Group, Inc.	2,800	357,168	0.21
		2,733,009	1.61
Service necessity:
Subsea 7 S.A. **	30,200	731,142	0.43
		731,142	0.43
Transportation by air:
Bristow Group Inc.	37,400	2,006,884	1.18
		2,006,884	1.18
Transportation equipment:
Autoliv, Inc.	5,900	397,601	0.23
Honeywell International Inc.	14,085	893,975	0.52
Polaris Industries Inc.	4,600	387,090	0.23
The Boeing Company	10,527	793,315	0.47
TRW Automotive Holdings Corp *	7,800	418,158	0.25
		2,890,139	1.70
Transportation services:
Expedia, Inc.	17,913	1,100,754	0.65
		1,100,754	0.65
Total common stocks (cost $143,480,437)		167,142,669	98.15
Short-term investments:
AIM Money Market Fund (0.02013% at December 31, 2012)	2,918,419	2,918,419	1.72
Total short-term investments (cost $2,918,419)		2,918,419	1.72
Total investments (cost $146,398,856)		170,061,088	99.87
Other assets and liabilities, net		226,283	0.13
Total net assets		$170,287,371	100.00%
* Presently not producing dividend income
** Foreign investments (14.00% of net assets)
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2012

(1)	Summary of Significant Accounting Policies
(a)	General
American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).
The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.
Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.
(b)	Investments
The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, Interactive Data Corporation. Securities for which published quotations are not available are valued based on policies approved by the Fund’s board of directors, generally at the quotation obtained from pricing services, such as Bloomberg L.P. Securities whose values have been materially affected by what the Fund’s investment adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. All securities were priced at December 31, 2012 based on quoted market prices. The Company has in place a process to validate with a secondary independent pricing source changes in prices that exceed a certain threshold. Fair value is determined in good faith using consistently applied procedures under the supervision of the board of directors. Short-term investments are valued on the basis of amortized cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2012, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $106,155,148 and $118,993,700 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at December 31, 2012 for financial reporting purposes was $26,478,137 and $2,815,905, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation on investments were $147,145,262, $26,478,137, and $3,562,311, respectively, as of December 31, 2012.

The Fund groups its financial assets measured in three levels, based on inputs and assumptions used to determine fair value. These levels are as follows:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
 Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments). There were no transfers of securities Level 1 to Level 2 or vice versa throughout the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund’s net assets as of December 31, 2012. See Schedule of Portfolio Investments for industry categorization.

Level 1 – Quoted prices	$170,061,088
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$170,061,088

(c)	Income Taxes
Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income taxes is thus required.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2012

During 2012, the Fund generated net capital gains for tax purposes of $12,974,145. All of the $9,144,493 net capital loss carryover at December 31, 2011 was utilized in 2012 to offset the 2012 net capital gain. Therefore, the Fund has a net capital gain of $3,829,652 for tax purposes as of December 31, 2012. The board of directors intends to distribute a realized net capital gain dividend of $3,829,652 during 2013.
Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.
On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2012 for undistributed net investment income, accumulated net realized gain, or unrealized appreciation on investments.

The Fund recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes. The Fund has no unrecognized tax positions at December 31, 2012.

As of December 31, 2012, the Fund has no accrued interest and penalties related to unrecognized tax positions. The Fund would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2009 through 2012 remain open to examination by the major taxing jurisdictions to which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(e)	Distributions to Shareholders
Dividends to shareholders from net investment income, if any, are paid annually. Dividends to shareholders from capital gains, if any, are paid annually. These ordinary and capital gain dividends are paid as required to comply with Federal tax requirements. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. A capital gain distribution was not declared in 2012 or 2011.

(f)	Recent Accounting Pronouncements
In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU No. 2011-04). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The Fund has adopted this guidance in 2012 with no material impact to the financial statements or disclosures.

(2)	Transactions with Affiliates
The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four subadvisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)	Distributions to Shareholders
On November 15, 2012, a dividend of $0.12 per share was distributed from ordinary income, which amounts to $1,800,000. On November 15, 2011, a dividend of $0.10 per share was distributed from ordinary income, which amounted to $1,600,000.
The tax character of distributions paid during the years ended December 31, 2012 and 2011 was as follows:
	2012	2011
Distributions to shareholders:
Dividends paid from:
Ordinary income	$1,800,000	1,600,000
Long-term capital gain	—	—
	1,800,000	1,600,000
Return of capital	—	—
Total distributions to shareholders	$1,800,000	1,600,000

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2012

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,262,068
Undistributed capital gain income	3,829,652
Undistributed long-term loss	—
Unrealized appreciation	22,915,826
Distributable earnings	$29,007,546

(4)	Changes from Capital Stock Transactions
As of December 31, 2012, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	Shares		Amount
	2012	2011	2012	2011
Shares sold	123,972	162,687	$1,380,264	1,699,963
Shares issued in reinvestment of
dividends and distributions	164,609	155,024	1,800,000	1,600,000
	288,581	317,711	3,180,264	3,299,963
Shares redeemed	(1,212,109)	(1,043,181)	(13,651,039)	(10,882,095)
Decrease in net assets
derived from capital
stock transactions	(923,528)	(725,470)	$(10,470,775)	(7,582,132)

(5)	Subsequent Events
The Fund has evaluated subsequent events through February 11, 2013, the date the financial statements were issued.

DIRECTORS AND OFFICERS

Information about the Fund’s officers and directors is set forth below.  No officer or director receives any remuneration from the Fund.  Board members who are not employees of American Fidelity Assurance Company receive $6,000 annually from American Fidelity Assurance Company for their services as directors of the Fund and an additional $750 for each Board meeting and Audit Committee meeting or other special meeting that they attend.  The Fund’s Statement of Additional Information contains additional information about the Fund’s directors; you may request a free copy by following the instructions on the back of this report.

Name, Address and Age (1)	Position(s) Held with Fund; Length of Time Served	Principal Occupation(s) During Past 5 Years; Position(s) with Affiliates; Other Directorships
Officers; Interested Directors(2)
Robert D. Brearton, 63	Executive Vice President and Principal Financial Officer – Since May 2006	Executive Vice President, Chief Financial Officer and Treasurer, American Fidelity Corporation; Executive Vice President, Chief Financial Officer and Treasurer, American Fidelity Assurance Company
David R. Carpenter, 62	Chairman, President (Principal Executive Officer), Secretary, and Director – Since May 2006
Executive Vice President and Chief Operating Officer, American Fidelity Corporation; President and Chief Operating Officer, American Fidelity Assurance Company; Chairman and Chief Executive Officer, American Fidelity Securities, Inc.

Stephen P. Garrett, 68	General Counsel – Since June 2, 2004	Senior Vice President, General Counsel and Secretary, American Fidelity Corporation; Senior Vice President, General Counsel and Secretary, American Fidelity Assurance Company
Christopher T. Kenney, 44	Assistant SEC Compliance Officer – Since February 2008
Vice President and Deputy General Counsel, American Fidelity Corporation; Vice President, Deputy General Counsel and Assistant SEC Compliance Officer, American Fidelity Assurance Company; President, Chief Operating Officer and Secretary, American Fidelity Securities, Inc.

David M. Robinson, 56	Chief SEC Compliance Officer – Since February 2012
Assistant Vice President, American Fidelity Corporation; Assistant Vice President and Chief SEC Compliance Officer, American Fidelity Assurance Company; Assistant Vice President and Chief Compliance Officer, American Fidelity Securities, Inc.

Independent Directors
Jo Ann Dickey, 72 12346A N. May, #245 Oklahoma City, OK 73120	Director – Since October 2006(4)	Retired (2006) Senior Vice President – Internal Audit, American Fidelity Corporation
Mark H. McCubbin, 56 5310 N. W. 5th St. Oklahoma City, OK 73127	Director – Since March 2007	Chief Executive Officer, McCubbin Hosiery, LLC
G. Rainey Williams, Jr., 52 5400 North Grand Suite 200 Oklahoma City, OK 73112	Director –Since March 1998(3)(4)	President and Chief Operating Officer, Marco Holding Corporation; Director, BancFirst Corporation
_________________________________________________________________________________________________________________

(1)	Address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106 as of December 31, 2012, unless otherwise indicated; and age is as of December 31, 2012.
(2)	“Interested person” of Dual Strategy Fund under Section 2(a)(19) of the Investment Company Act of 1940 due to position as officer of the Fund.
(3)
Officer and/or member of Dual Strategy Fund Board of Directors since the Fund’s establishment in March 1998; previously officer and/or member of Board of Managers of Variable Annuity Fund A, the Fund’s predecessor.

(4)
Pursuant to Dual Strategy Fund’s Bylaws and the General Corporation Law of Maryland, the Fund’s directors may serve without re-election until a majority of the Board’s members serve by appointment, or otherwise are not elected by the Fund’s shareholders.

MANAGEMENT’S DISCUSSION OF FUND RESULTS

2012 Results

Despite the all-the-time election activities and results and the fiscal cliff negotiations, 2012 was a calmer year than 2011.

The US stock market – as measured by the S&P 500 – was 16%.  Similarly, the US economy slowly continued to recover.  Unemployment fell below 8%.  The housing market perked up in the second half of the year.  Manufacturing and auto sales  were a bright spot.  Consumer spending was positive for the year.

Large value stocks out-performed their growth counterparts – value was 17.5% and growth, 15.3%.  US small stocks were virtually in line with large stocks – both at about 16.4%.  International stocks also had a good year – the MSCI EAFE index was 17.9% and the MSCI Emerging Markets index was 18.6%.

The Dual Strategy Fund continues its long term commitment to both value and growth investing for US stocks.  History has shown that both styles are effective – but normally during different time periods.  The Fund intends to capture the best of both, over time.

10-Year Results

The graph below compares the initial  and subsequent account values at the end of each of the past ten years, assuming a $10,000 initial investment in the Fund on January 1, 2003 and also in the S&P 500 Index and the Russell 1000® Index.  The Fund’s performance reflected in the graph and following table does not give effect to any charges at the separate account level.  Performance would be lower if charges assessed by participating separate accounts were reflected.  The S&P 500 Index and the Russell 1000® Index returns assume the reinvestment of dividends, but do not reflect commissions or administrative and management costs.  Past performance does not predict future performance for the Fund or the indexes.

Average Annual Total Return as of 12/31/12
1 Year	5 Years	10 Years
16.38%	1.20%	6.06%

The performance information presented represents past performance, and is not a guarantee of future results.  Current performance of American Fidelity Dual Strategy Fund, Inc. (the “Fund”) may be lower or higher than the performance presented here.  Investment return and principal value will fluctuate such that an investor’s units, when redeemed, may be worth more or less than their original cost.

You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  This information and other important information about the Fund is contained in the Fund’s prospectus and the prospectuses of the separate accounts through which you may invest in the Fund.  Please contact your representative to obtain the prospectuses, or call American Fidelity directly at 1.800.662.1106.  You should carefully read the prospectuses before investing.

Performance data current to the most recent month-end and quarter-end may be obtained at the toll-free telephone number provided above or at www.americanfidelity.com.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee.  The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 – December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,057.35	$2.62
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,025.14	$2.55

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.5027322 (the number of days in most recent fiscal half-year/366 (to reflect the one-half year period)).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of December 31, 2012.

Amusement and Recreation Services:	0.36%
Apparel and Accessory Stores:	2.77%
Apparel and Other Finished Products:	0.57%
Auto Dealers, Gas Stations:	1.27%
Building Construction – General Contractors:	0.45%
Building Materials and Garden Supplies:	1.54%
Business Services:	14.02%
Chemicals and Allied Products:	10.89%
Communications:	3.33%
Depository Institutions:	2.87%
Durable Goods, Wholesale:	0.41%
Eating and Drinking Places:	0.55%
Electric, Gas, and Sanitary Services:	2.19%
Electronic and Other Electric Equipment:	4.51%
Engineering, Accounting, Research, Mgmt and Relation Services:	0.50%
Fabricated Metal Products:	0.42%
Food and Kindred Products:	2.50%
Food Stores:	0.58%
General Merchandise:	1.07%
Heavy Construction, Non-Building:	1.23%
Holding and Other Investment Offices:	1.21%
Home Furniture and Equipment:	1.33%
Hotels, Other Lodging Places:	0.22%
Industrial Machinery and Equipment:	8.12%
Instruments and Related Products:	7.12%
Insurance Carriers:	6.64%
Leather and Leather Products:	0.40%
Lumber and Wood Products:	1.20%
Metal Mining:	0.08%
Mining, Quarry Nonmetal Minerals:	0.07%
Miscellaneous Manufacturing Industries:	0.22%
Miscellaneous Retail:	1.52%
Nondepository Institutions:	0.89%
Nondurable Goods-Wholesale:	2.07%
Oil and Gas Extraction:	5.81%
Paper and Allied Products:	0.36%
Petroleum Refining and Related Industries:	1.08%
Railroad Transportation:	0.68%
Real Estate:	1.00%
Rubber & Miscellaneous Plastic Products:	0.53%
Security and Commodity Brokers:	1.61%
Service Necessity:	0.43%
Transportation By Air:	1.18%
Transportation Equipment:	1.70%
Transportation Services:	0.65%
Short-Term Investments:	1.72%
Other assets and liabilities, net	0.13%

Total net assets	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1.800.662.1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520.  The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

APPROVAL OF ADVISOR AGREEMENTS

Advisory Agreement

American Fidelity Assurance Company (“AFA”) serves as the Fund’s investment advisor pursuant to an Amended and Restated Investment Advisory Agreement dated May 1, 2003, as amended January 5, 2009 (the “Advisory Agreement”), that initially was approved by the Fund’s Board of Directors, including a majority of the directors who are not “interested persons,” as defined in the Investment Company Act of 1940, on January 29, 2003 and was approved by Dual Strategy Fund’s shareholders on April 11, 2003.  The Advisory Agreement will remain in effect from year to year, provided that it will not continue for more than two years unless such continuance is approved at least annually by the Fund’s Board of Directors, including a majority of the members of the Board of Directors who are not interested persons.

In approving the continuance of the Advisory Agreement most recently, the Board considered (1) the nature, extent, and quality of the services to be provided by AFA, (2) the investment performance of the Fund and AFA, (3)  the advisory fees to be provided to AFA and any fees received by AFA’s affiliates that result from AFA’s relationship with the Fund, (4) the extent to which economies of scale will be realized as the Fund grows, and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In connection with its review and evaluation, the Board relied, in part, on the recommendation of its investment consultant, Asset Services Company LLC (“ASC”), which recommendation was based, in part, on ASC’s review of comparative data regarding performance, services rendered and amounts payable under other investment advisory agreements, and the Board has concluded that the Advisory Agreement should be approved because the services provided by AFA generally were equal to or in excess of those provided by other investment advisors, while the fees paid by the Fund pursuant to the Advisory Agreement generally were lower than the fees paid by other funds to their investment advisors.

The Board also considered whether any other benefits are derived or are to be derived by AFA from its relationship with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or AFA in return for allocating Fund brokerage, and the Board concluded that the Advisory Agreement should be approved because AFA is not deriving improper or excessive benefits as a result of its relationship with the Fund.

Nature, Extent, and Quality of Services Provided by American Fidelity Assurance Company

In approving the Advisory Agreement, the Board considered the services that AFA provides to the Fund pursuant to the Advisory Agreement, which include providing office space and equipment, supplies, etc.; compensating the Fund’s personnel, officers, and directors; providing (or arranging for a third party to provide) advice, information, and recommendations regarding acquiring, holding, or disposing of portfolio securities; assisting with preparing requisite reports, including prospectuses and registration statements; paying registration expenses, including legal and accounting fees; providing and maintaining a bond against larceny and embezzlement covering each officer and employee of the Fund who may have access to the Fund’s securities; providing (or arranging for a third party to provide) research and statistical information regarding portfolio securities that are held or may be purchased by the Fund, providing information regarding developments that may affect the portfolio securities; paying or reimbursing the Fund for costs and expenses incurred by the Fund in connection with the Fund’s indemnification of its directors; selecting (or arranging for a third party to select) brokers or dealers to execute purchase and sale transactions for the Fund, using its best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund.

Based on its evaluation of the services that AFA provides, the Board concluded that the nature and scope of AFA’s services are reasonable and satisfactory.  Additionally, the Board believes that the quality of AFA’s services are reasonable and satisfactory and that AFA has adequate personnel and systems in place, as well as other resources, to assure the Board that AFA will continue to furnish high quality services to the Fund.  Accordingly, the Board approved renewal of the Advisory Agreement.

Investment Performance of the Fund and American Fidelity Assurance Company

The Fund’s investment performance reflects on AFA indirectly only to the extent that AFA oversees the Fund’s sub-advisors, Beck, Mack & Oliver LLC, Quest Investment Management, Inc., The Renaissance Group, LLC, and WEDGE Capital Management LLP (the “Sub-Advisors”).  AFA assists the Fund’s Board in evaluating and assessing the Sub-Advisors based, in part, on the Fund’s investment performance, and the Board believes that AFA’s oversight of and assistance with matters relating to the Sub-Advisors has contributed in a positive manner to the Fund’s performance.  AFA’s own investment performance is not relevant to the Board’s consideration of the Advisory Agreement because AFA has delegated its investment responsibilities to the Sub-Advisors and, as such, does not invest on behalf of the Fund.

Advisory Fees

Pursuant to the Advisory Agreement, AFA receives a fee, payable monthly, that is equal to 0.00136988% (0.50% on an annual basis) of the current value of the Fund for each day of the valuation period.  AFA received $847,326 in 2012 in connection with services provided to the Fund pursuant to the Advisory Agreement.  ASC, the Fund’s investment consultant, and InvesTrust, N.A., the Fund’s custodian, both of which are affiliates of AFA, received $50,472 and $46,836, respectively, in 2012 for services provided to the Fund.  AFA pays ASC’s and InvesTrust’s fees on behalf of the Fund.  Based on its evaluation of the advisory fees, the Board concluded that the fees that AFA and its affiliates receive as a result of AFA’s relationship with the Fund are reasonable and satisfactory in light of the services provided to the Fund.

Economies of Scale

The fee payable to AFA pursuant to the Advisory Agreement is a flat fee that does not include breakpoints that would allow the Fund to recognize economies of scale as the Fund’s assets increase.  In its evaluation, the Board took into consideration the Fund’s inability to recognize economies of scale under the terms of the Advisory Agreement, but concluded that the fee is reasonable and satisfactory as it currently exists, without breakpoints.

Fee Levels and Economies of Scale

Because the Advisory Agreement does not establish breakpoints that permit the Fund to recognize economies of scale as the Fund’s assets increase, fee levels charged to the Fund’s investors do not reflect any economies of scale.  The Board took this fact into consideration in its evaluation of the Advisory Agreement.

Sub-Advisory Agreements

As of December 31, 2012, Beck, Mack & Oliver LLC (“BM&O”), Quest Investment Management, Inc. (“Quest”), The Renaissance Group, LLC (“Renaissance”) and WEDGE Capital Management LLP (“WEDGE”) served as sub-advisors to the Fund pursuant to separate sub-advisory agreements (together, the “Sub-Advisory Agreements”).  Renaissance and WEDGE have served as sub-advisors to the Fund since 2005; Quest has served as a sub-advisor since May 2006; and BM&O has served since April 30, 2010.

In approving the continuance of the Sub-Advisory Agreements most recently, the Fund’s Board of Directors considered (1) the nature, extent and quality of services to be provided by the Sub-Advisors, (2) the investment performance of the Fund and the Sub-Advisors, (3) the fees paid to the Sub-Advisors and any fees received by affiliates of the Sub-Advisors as a result of the Sub-Advisors’ relationships with the Fund, (4) the extent to which economies of scale will be realized as the Fund grows, and (5) whether fee levels reflect any economies of scale for the benefit of the Fund’s investors.

In connection with its review and evaluation, the Board relied, in part, on the recommendations of its investment advisor, AFA and its investment consultant, ASC, which recommendations were based, in part, on AFA’s and ASC’s review of comparative data regarding performance, services rendered and amounts payable under other sub-advisory agreements.  The Board concluded that the Sub-Advisory Agreements should be approved because the services provided by the Sub-Advisors generally are equal to or in excess of those provided by other sub-advisors, while the fees paid by AFA pursuant to the Sub-Advisory Agreements generally are lower than the fees paid to other sub-advisors.

The Board also considered whether any other benefits are derived or are to be derived by the Sub-Advisors from their relationships with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or the Sub-Advisors in return for allocating Fund brokerage, and the Board concluded that the Sub-Advisory Agreements should be approved because the Sub-Advisors are not deriving improper or excessive benefits as a result of their relationships with the Fund.

Nature, Extent, and Quality of Services Provided by the Sub-Advisors

The Board considered the services that each of the Sub-Advisors provide to the Fund pursuant to the Sub-Advisory Agreements, which include making decisions regarding acquisition, holding, or disposition of portfolio securities on behalf of the Fund; providing the Fund’s custodian and investment advisor prompt written notification of the purchase, sale, or exchange of portfolio securities; exercising voting rights on behalf of the Fund regarding the portfolio securities; providing 17j-1 certifications and other reports; selecting brokers or dealers to execute purchase and sale transactions for the Fund and using their best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund; and providing instructions to the Fund’s custodian regarding consummation of transactions in portfolio securities held by the Fund.

Based on its evaluation of the services that the Sub-Advisors provide, the Board concluded that the nature and scope of the Sub-Advisors’ services are reasonable and satisfactory.  Further, the Board concluded that the quality of the Sub-Advisors’ services are reasonable and satisfactory, and that the Sub-Advisors have adequate personnel and systems in place, as well as other resources, to assure the Board that the Sub-Advisors will furnish high quality services to the Fund.

Investment Performance of the Sub-Advisors

The Board concluded that the investment performance of the Sub-Advisors supported a decision to approve each of the Sub-Advisory Agreements because the long-term results of each of the Sub-Advisors’ have been very good when compared with their appropriate style indices.  Furthermore, the Sub-Advisors’ investment processes and personnel were consistent during the performance period presented to the Board.

Sub-Advisory Fees

The Fund’s investment advisor, AFA, pays the Fund’s sub-advisory fees to the Sub-Advisors on behalf of the Fund.  The Sub-Advisors’ fees are set forth in their respective Sub-Advisory Agreements.  All fees are on an annual basis and are a percentage of the value of the Fund’s assets managed by each Sub-Advisor.  In 2012, AFA paid an aggregate of $769,566 to the Sub-Advisors.

Based on the Board’s evaluation of the fees payable pursuant to the Sub-Advisory Agreements and the services to be provided by the Sub-Advisors, the directors concluded that the fees payable to the Sub-Advisors are reasonable and satisfactory in light of the services provided to the Fund.

Economies of Scale

Although the Sub-Advisory Agreements may include certain breakpoints, the Fund will not recognize economies of scale, regardless of whether the Fund’s assets under the Sub-Advisors’ management increase, because the Fund’s investment advisor, AFA, pays the Sub-Advisors’ fees on behalf of the Fund.  The fee that the Fund pays to AFA does not reflect any breakpoint in the fees that AFA pays the Sub-Advisors.  In its evaluation, the Board considered this inability to recognize economies of scales, but concluded that the over-all fees are reasonable and satisfactory as they currently exist.

Fee Levels and Economies of Scale

Despite certain breakpoints in the Sub-Advisory Agreements that may enable AFA to recognize economies of scale as the Fund’s assets under the Sub-Advisors’ management increase, fee levels charged to the Fund’s investors do not reflect any economies of scale.  The Board considered this fact in its evaluation of the Sub-Advisors and the sub-advisory agreements.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs.  Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy	American Fidelity Corporation
Fund, Inc.
JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation

MARK H. McCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC

G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation
Safekeeping of Securities	InvestTrust, N.A.
Oklahoma City, Oklahoma
Independent Registered	KPMG, LLP
Public Accounting Firm	Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member FINRA
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Beck, Mack & Oliver LLC
New York, New York
Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Covington, Kentucky
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	GREGORY S. ALLEN
American Fidelity	Chief Executive Officer
Assurance Company	Maine Street Holdings, Inc.
JOHN M. BENDHEIM, JR.
President
Bendheim Enterprises, Inc.
LYNDA L. CAMERON
Vice-President
Cameron Associates, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Corporation
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Corporation
CHARLES R. EITEL
Founder
Eitel & Armstrong
THEODORE M. ELAM
Attorney
McAfee and Taft A Professional Corporation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
TOM J. MCDANIEL
President
American Fidelity Foundation
STEPHEN M. PRESCOTT, M.D.
President
Oklahoma Medical Research Foundation

For More Information

To obtain information:

By telephone:

Call 1.800.662.1106

By mail Write to:

American Fidelity

Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK 73125-0520

By E-mail Send your request to:

va.help@af-group.com

On the Internet Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of Fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC  20549-6009.

2000 N. Classen Boulevard

Oklahoma City, Oklahoma 73106

1.800.662.1106

GVA-276	Information Published 2/2013

Item 2:                      Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal account officer or controller, and persons performing similar functions.  A copy of the code of ethics, as adopted, is attached as Exhibit (a)(1).

Item 3:                      Audit Committee Financial Expert

The registrant’s Board of Directors has determined that the registrant does not have an Audit Committee Financial Expert serving on its audit committee.  The registrant believes that, at this time, the experience provided by the members of its audit committee provides adequate oversight for the registrant’s level of financial complexity.

Item 4:                      Principal Accountant Fees and Services

The following table details the aggregate fees billed for each of the last two fiscal years for the registrant’s audit fees, audit-related fees, tax fees and other fees by the principal accountant.  All such fees of the registrant are paid by the registrant’s investment advisor, American Fidelity Assurance Company.

Service Fees Paid to Audit Firm

	2012 Dollar Amount	2011 Dollar Amount	Percentage Approved* 2012 2011
(a) Audit Fees	$37,000	$35,000	N/A N/A
(b) Audit-Related Fees	0	0	0 0
(c) Tax Fees	0	0	0 0
(d) All Other Fees	0	0	0 0
Total	$37,000	$35,000	$0 $0

*This column represents the percentage of the non-audit fees that were required to be approved by the audit committee.

(e)  Audit Committee Pre-approval Policies and Procedures

(1)            Approval is required of all audit and significant permitted non-audit engagements of KPMG LLP prior to the commencement of such engagement.  The registrant’s audit committee annually approves the engagement of the registrant’s independent auditor and makes a recommendation to the board of directors that the directors approve the independent auditor at a board of directors meeting held in the first part of each calendar year.

(2)            No services described in (b) through (d) of this Item were performed; accordingly, no approvals were made by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Percentage of Hours on Audit Performed by Non Full-time Employees

0%

(g)  Non-audit Fees for Services Rendered

For the years ended December 31, 2012 and December 31, 2011, no non-audit fees were billed by KPMG LLP to the registrant, its investment advisor or any entity controlling, controlled by, or under common control therewith that provides ongoing services to the registrant.

(h)  Audit Committee Consideration of Non-audit Services

The registrant’s audit committee has considered whether the provision of non-audit services (if any) that were rendered to the registrant’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 5:                      Audit Committee of Listed Registrants

Not Applicable.

Item 6:                      Schedule of Investments

Included in Item 1:  Annual Report to Shareholders.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10:                      Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 11:                      Controls and Procedures

Based on their evaluation of the Fund’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:                      Exhibits

(a)(1)            Code of Ethics for Senior Officers, effective January 1, 2008.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)           Not Applicable to Registrant

(b)	Certification of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By: Name: Title: Date:	/S/ David R. Carpenter______________________ David R. Carpenter President and Principal Executive Officer February 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By: Name: Title: Date:	/S/ David R. Carpenter_____________________ David R. Carpenter President and Principal Executive Officer February 8, 2013

By: Name: Title: Date	/S/ Robert D. Brearton______________________ Robert D. Brearton Executive Vice President and Principal Financial Officer February 8, 2013